UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of May 31, 2016 (Unaudited)

Deutsche European Equity Fund

	Shares	Value ($)
Common Stocks 96.2%
Australia 1.3%
BHP Billiton PLC (Cost $1,916,980)	130,000	1,549,589
Belgium 1.8%
Anheuser-Busch InBev SA	5,672	718,502
KBC Groep NV	22,815	1,350,742
(Cost $2,002,267)		2,069,244
Denmark 2.9%
Chr Hansen Holding AS	22,020	1,395,706
Coloplast AS "B"	8,540	646,437
Novo Nordisk AS ''B"	25,502	1,418,410
(Cost $3,316,441)		3,460,553
Finland 2.2%
Nokia Oyj	235,040	1,344,199
Sampo Oyj "A"	28,191	1,256,865
(Cost $3,078,784)		2,601,064
France 13.5%
AXA SA (a)	42,513	1,068,081
BNP Paribas SA	13,671	756,978
Essilor International SA	8,708	1,136,999
Orange SA	179,729	3,122,618
Pernod Ricard SA	11,230	1,223,392
Renault SA	18,620	1,747,318
Schneider Electric SE	43,560	2,816,420
Teleperformance	5,980	521,513
TOTAL SA (a)	49,210	2,391,360
Vinci SA	14,523	1,092,188
(Cost $15,119,597)		15,876,867
Germany 13.1%
Allianz SE (Registered)	7,000	1,142,580
BASF SE	17,000	1,313,272
Deutsche Post AG (Registered)	82,194	2,397,445
Deutsche Telekom AG (Registered)	81,191	1,433,651
Fresenius SE & Co. KGaA	27,296	2,060,058
HeidelbergCement AG	21,838	1,868,278
SAP SE	41,259	3,349,363
Symrise AG	20,770	1,303,159
Telefonica Deutschland Holding AG	109,725	490,662
(Cost $14,613,491)		15,358,468
Italy 4.2%
Anima Holding SpA 144A	89,087	546,662
Enel SpA	473,358	2,145,702
Intesa Sanpaolo (a)	408,086	1,047,963
Moncler SpA	72,742	1,213,237
(Cost $5,318,568)		4,953,564
Netherlands 10.6%
ASML Holding NV	17,553	1,746,013
Heineken NV	19,060	1,770,158
ING Groep NV (CVA)	246,556	3,071,131
Koninklijke Ahold NV	52,400	1,160,810
Royal Dutch Shell PLC "A"	105,605	2,535,196
Royal Dutch Shell PLC "B"	88,546	2,129,518
(Cost $12,682,109)		12,412,826
Norway 1.7%
Marine Harvest ASA* (Cost $1,598,951)	121,490	2,028,803
Spain 10.4%
Acerinox SA (a)	51,010	590,265
Banco Bilbao Vizcaya Argentaria SA	224,140	1,486,610
Banco Santander SA	300,000	1,432,315
Ferrovial SA	87,927	1,861,743
Gamesa Corp. Tecnologica SA	110,873	2,208,812
Indra Sistemas SA* (a)	98,490	1,123,245
Industria de Diseno Textil SA	65,789	2,222,357
NH Hotel Group SA*	256,258	1,303,024
(Cost $12,078,530)		12,228,371
Sweden 1.3%
Svenska Cellulosa AB "B" (Cost $1,322,143)	46,760	1,496,751
Switzerland 15.3%
Actelion Ltd. (Registered)*	8,620	1,414,409
Dufry AG (Registered)*	14,448	1,940,451
Geberit AG (Registered)	3,840	1,468,008
Kuehne + Nagel International AG (Registered)	16,230	2,282,650
Nestle SA (Registered)	30,101	2,222,750
Roche Holding AG (Genusschein)	17,640	4,630,056
Straumann Holding AG (Registered)	7,488	2,864,499
Syngenta AG (Registered)	3,014	1,184,071
(Cost $16,729,856)		18,006,894
United Kingdom 17.9%
Auto Trader Group PLC 144A	112,950	642,913
Compass Group PLC	102,670	1,913,795
Croda International PLC	25,763	1,097,022
Dialog Semiconductor PLC*	18,960	601,865
ICAP PLC	93,520	585,143
IMI PLC	90,000	1,310,032
International Consolidated Airlines Group SA	204,038	1,582,501
Reckitt Benckiser Group PLC	32,284	3,214,648
Rentokil Initial PLC	904,960	2,360,568
Unilever NV (CVA)	52,709	2,367,273
Unilever PLC	42,710	1,946,085
Vodafone Group PLC	186,330	622,997
WPP PLC	121,550	2,802,667
(Cost $20,281,846)		21,047,509
Total Common Stocks (Cost $110,059,563)		113,090,503
Rights 0.0%
Spain
Ferrovial SA, Expiration Date 6/17/2016* (Cost $30,600)	87,927	31,404
Securities Lending Collateral 4.9%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $5,733,198)	5,733,198	5,733,198
Cash Equivalents 2.2%
Deutsche Central Cash Management Government Fund, 0.39% (b) (Cost $2,587,620)	2,587,620	2,587,620
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $118,410,981) †	103.3	121,442,725
Other Assets and Liabilities, Net	(3.3)	(3,920,080)
Net Assets	100.0	117,522,645

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $118,444,118. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $2,998,607. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,205,307 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,206,700.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2016 amounted to $5,488,144, which is 4.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Certificaten Van Aandelen (Certificate of Stock)

At May 31, 2016 the Deutsche European Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Rights
Industrials	19,933,284	17.6%
Consumer Staples	18,149,172	16.1%
Health Care	14,170,868	12.5%
Financials	13,745,070	12.2%
Consumer Discretionary	13,142,849	11.6%
Materials	10,301,362	9.1%
Information Technology	8,807,598	7.8%
Energy	7,056,074	6.2%
Telecommunication Services	5,669,928	5.0%
Utilities	2,145,702	1.9%
Total	113,121,907	100.0%

At May 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Euro Stoxx 50 Index	EUR	6/17/2016	90	3,057,229	72,946

As of May 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	103,322,000	USD	115,258,791	6/30/2016	185,132	UBS AG
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	7,143,369	GBP	5,450,033	6/30/2016	(60,706)	UBS AG

Currency Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,549,589	$—	$1,549,589
Belgium	—	2,069,244	—	2,069,244
Denmark	—	3,460,553	—	3,460,553
Finland	—	2,601,064	—	2,601,064
France	—	15,876,867	—	15,876,867
Germany	—	15,358,468	—	15,358,468
Italy	—	4,953,564	—	4,953,564
Netherlands	—	12,412,826	—	12,412,826
Norway	—	2,028,803	—	2,028,803
Spain	—	12,228,371	—	12,228,371
Sweden	—	1,496,751	—	1,496,751
Switzerland	—	18,006,894	—	18,006,894
United Kingdom	—	21,047,509	—	21,047,509
Rights	—	31,404	—	31,404
Short-Term Investments (d)	8,320,818	—	—	8,320,818
Derivatives (e)
Futures Contracts	$72,946	$—	$—	$72,946
Forward Foreign Currency Exchange Contracts	—	185,132	—	185,132
Total	$8,393,764	$113,307,039	$—	$121,700,803
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(60,706)	$—	$(60,706)
Total	$—	$(60,706)	$—	$(60,706)

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 72,946	$ —
Foreign Exchange Contracts	$ —	$ 124,426

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche European Equity Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016